Financial Instruments - Disclosure of Outstanding Forward Agreements to Purchase Foreign Currency (Detail) - Forward agreements to purchase foreign currency [member] - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
0-1 years [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	$ 8,447	$ 5,808
Fair Value Liability	(292)	(65)
Fair Value Asset	34	$ 133
1-2 years [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	215
Fair Value Asset	27
2-3 years [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional amount	52
Fair Value Asset	$ 5